UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
            COMMON STOCK -- 94.5%
            BAHAMAS -- 0.1%
    7,600   Steiner Leisure (1)                                          302,784
                                                                    ------------
            Total Bahamas                                                302,784
                                                                    ------------
            BERMUDA -- 0.5%
   25,252   Accenture                                                  1,035,079
    6,000   ACE                                                          295,620
    6,200   Aspen Insurance Holdings                                     165,106
    3,400   PartnerRe                                                    253,606
                                                                    ------------
            Total Bermuda                                              1,749,411
                                                                    ------------
            CANADA -- 3.9%
    7,100   AG Growth International                                      244,523
   22,200   AGF Management, Class B                                      333,602
   15,700   AltaGas Income Trust                                         267,931
    2,800   Armtec Infrastructure Income Fund                             60,298
   11,142   Bank of Montreal                                             541,784
   15,900   Baytex Energy Trust (Canada)                                 453,479
   13,300   Bell Aliant Regional Communications Income Fund              324,354
    6,900   Bird Construction Income Fund                                201,696
    6,300   Bonavista Energy Trust                                       136,262
   34,000   Brookfield Properties                                        407,911
    3,500   Canadian Imperial Bank of Commerce                           209,136
   11,898   Canadian Natural Resources                                   759,340
   25,700   Canadian Oil Sands Trust                                     666,652
   25,530   Cenovus Energy                                               589,907
    4,300   Cineplex Galaxy Income Fund                                   71,050
   10,800   CML Healthcare Income Fund                                   134,318
   12,600   Crescent Point Energy                                        445,960
   33,400   Daylight Resources Trust                                     323,568
   20,600   Freehold Royalty Trust                                       294,148
   10,810   Goldcorp                                                     366,331
   21,600   Great-West Lifeco                                            522,933
    4,100   Harry Winston Diamond                                         37,688
   14,900   IGM Financial                                                581,287
      700   Laurentian Bank of Canada                                     24,893
    2,300   Major Drilling Group International                            55,532
    1,500   Mosaid Technologies                                           29,708
   16,000   Mullen Group                                                 239,387
   10,000   National Bank of Canada                                      528,427
   89,800   Northgate Minerals (1)                                       226,725
   47,300   OceanaGold (1)                                                77,403
   39,200   Penn West Energy Trust                                       645,513
   27,700   Peyto Energy Trust                                           334,659
   19,000   Power Corp. of Canada                                        498,541
   21,500   Power Financial                                              606,359
    4,500   Reitmans Canada, Class A                                      67,917
    8,596   Research In Motion (1)                                       542,334
   26,300   Sherritt International                                       151,003
   20,200   Sun Life Financial                                           589,907
   42,400   Talisman Energy                                              701,380
   20,400   Teck Resources (Canada) Class B (1)                          667,855
    8,707   Toronto-Dominion Bank                                        512,943
   21,000   TransCanada                                                  671,002

  Shares                                                               Value $
---------                                                           ------------
   15,079   Vermilion Energy Trust                                       455,726
    1,300   Vicwest Income Fund                                           22,125
    1,700   Zargon Energy Trust                                           30,840
                                                                    ------------
            Total Canada                                              15,654,337
                                                                    ------------
            CAYMAN ISLANDS -- 0.2%
   20,688   Garmin                                                       668,429
                                                                    ------------
            Total Cayman Islands                                         668,429
                                                                    ------------
            UNITED STATES -- 89.8%
            CONSUMER DISCRETIONARY -- 9.3%
    2,406   Amazon.com (1)                                               301,737
    3,800   America's Car-Mart (1)                                        89,414
   10,581   Bed Bath & Beyond (1)                                        409,485
   28,000   Best Buy                                                   1,026,200
    4,800   Big Lots (1)                                                 136,368
    4,800   Blue Nile (1)                                                247,440
   35,833   Carnival                                                   1,194,314
    9,400   Citi Trends (1)                                              292,622
   27,400   Coach                                                        955,712
  145,500   Comcast, Class A                                           2,303,265
    6,400   Darden Restaurants                                           236,544
    1,900   Deckers Outdoor (1)                                          186,523
   55,356   DIRECTV (1)                                                1,680,055
   17,500   Discovery Communications Class A (1)                         519,050
   20,300   Discovery Communications Class C (1)                         533,078
    3,800   Fossil (1)                                                   124,070
   42,900   Gap                                                          818,532
   14,200   Guess?                                                       563,882
   22,500   Harley-Davidson                                              511,650
   10,493   Home Depot                                                   293,909
   14,100   Johnson Controls                                             392,403
    5,200   Jos A Bank Clothiers (1)                                     217,932
   14,200   Kirkland's (1)                                               219,532
   19,724   Kohl's (1)                                                   993,498
    3,700   Life Time Fitness (1)                                         88,615
   23,000   Lowe's                                                       497,950
   25,427   Mattel                                                       501,420
   36,681   McDonald's                                                 2,289,995
   13,000   McGraw-Hill                                                  460,850
    1,500   National Presto Industries                                   171,780
   23,900   Nike, Class B                                              1,523,625
   28,978   Nordstrom                                                  1,000,900
    9,400   NutriSystem                                                  191,384
   27,423   Omnicom Group                                                968,032
    8,200   PetMed Express                                               151,126
    3,600   Polaris Industries                                           159,156
    9,278   Polo Ralph Lauren                                            760,796
   14,126   Ross Stores                                                  648,807
   10,400   Sherwin-Williams                                             658,840
   13,400   Spartan Motors                                                80,400
   48,600   Staples                                                    1,140,156
    3,800   Steven Madden (1)                                            152,532
   40,500   Target                                                     2,076,435
   12,600   Tiffany                                                      511,686
   38,345   Time Warner                                                1,052,570
   28,498   TJX                                                        1,083,209
    5,500   Tractor Supply (1)                                           277,585

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
    4,000   Tupperware Brands                                            169,840
    4,000   Unifirst                                                     200,960
   16,600   Universal Travel Group (1)                                   149,732
   11,100   VF                                                           799,533
   41,900   Viacom, Class B (1)                                        1,220,966
   90,772   Walt Disney                                                2,682,312
    7,000   Wolverine World Wide                                         185,150
   25,100   World Wrestling Entertainment, Class A                       401,600
   34,600   Yum! Brands                                                1,183,666
                                                                    ------------
                                                                      37,688,823
            CONSUMER STAPLES -- 11.0%
   35,400   Archer-Daniels-Midland                                     1,060,938
   33,567   Avon Products                                              1,011,709
    2,800   Church & Dwight                                              168,812
  104,758   Coca-Cola                                                  5,683,122
   44,900   Coca-Cola Enterprises                                        906,531
    9,891   Colgate-Palmolive                                            791,577
   28,973   Costco Wholesale                                           1,663,919
   81,817   CVS Caremark                                               2,648,416
   34,600   Del Monte Foods                                              393,748
   15,900   General Mills                                              1,133,829
   29,565   HJ Heinz                                                   1,289,921
   10,313   Hormel Foods                                                 399,113
    9,600   JM Smucker                                                   576,672
   13,937   Kellogg                                                      758,452
   21,400   Kimberly-Clark                                             1,270,946
   15,800   Kraft Foods, Class A                                         437,028
   14,700   Lorillard                                                  1,112,790
    4,412   McCormick                                                    160,156
    5,900   Medifast (1)                                                  98,235
   63,824   PepsiCo                                                    3,805,187
   67,991   Philip Morris International                                3,094,270
  117,911   Procter & Gamble                                           7,257,422
   20,400   Reynolds American                                          1,085,280
   49,674   Sysco                                                      1,390,375
   43,141   Walgreen                                                   1,555,233
   91,023   Wal-Mart Stores                                            4,863,359
    2,200   Weis Markets                                                  78,122
                                                                    ------------
                                                                      44,695,162
            ENERGY -- 10.2%
   10,100   Alliance Resource Partners LP                                399,758
   23,388   Baker Hughes                                               1,059,009
   26,278   BJ Services                                                  543,166
    3,500   BP Prudhoe Bay Royalty Trust                                 285,285
    8,400   Buckeye Partners LP                                          466,200
   88,920   Chevron                                                    6,412,910
   26,459   ConocoPhillips                                             1,270,032
    7,600   Consol Energy                                                354,236
   13,800   Enbridge Energy Partners LP                                  716,634
   19,852   Ensco International ADR                                      774,824
   13,800   EOG Resources                                              1,247,796
  169,074   Exxon Mobil                                               10,893,438
   54,837   Halliburton                                                1,601,789
    4,700   Kinder Morgan Energy Partners LP                             285,948
    4,400   Lufkin Industries                                            278,872
   50,700   Marathon Oil                                               1,511,367
   17,000   MarkWest Energy Partners LP                                  492,490
   18,520   Murphy Oil                                                   946,002
   32,800   National Oilwell Varco                                     1,341,520

  Shares                                                               Value $
---------                                                           ------------
    6,300   Natural Resource Partners LP                                 149,310
    3,900   NuStar Energy LP                                             217,308
   32,933   Occidental Petroleum                                       2,579,971
    4,100   ONEOK Partners LP                                            254,364
   13,400   Peabody Energy                                               564,408
   18,000   Penn Virginia GP Holdings LP                                 291,960
   19,000   Penn Virginia Resource Partners LP                           397,480
   33,772   Schlumberger                                               2,143,171
   32,267   Smith International                                          978,335
    4,200   Southern Union                                                92,568
    3,100   Sunoco Logistics Partners LP                                 213,962
    7,700   TC Pipelines LP                                              278,740
   19,369   Valero Energy                                                356,777
    5,000   World Fuel Services                                          120,150
   40,818   XTO Energy                                                 1,819,258
                                                                    ------------
                                                                      41,339,038
            FINANCIALS -- 12.0%
   77,300   Advance America Cash Advance Centers                         373,359
   14,600   Aflac                                                        707,078
    3,000   Agree Realty                                                  58,770
   33,700   Allstate                                                   1,008,641
   53,927   American Express                                           2,030,891
   15,500   American Financial Group                                     384,555
   23,200   Annaly Capital Management                                    403,216
   32,900   Ares Capital                                                 404,670
  429,150   Bank of America                                            6,514,497
    3,600   Bank of the Ozarks                                           106,668
   38,698   BB&T                                                       1,078,513
   78,900   BGC Partners, Class A                                        321,123
   10,000   BOK Financial                                                474,100
      900   Camden National                                               26,118
   12,600   Capstead Mortgage                                            167,328
   26,086   Charles Schwab                                               477,113
   48,100   Chimera Investment REIT                                      188,552
   21,744   Chubb                                                      1,087,200
  623,422   Citigroup                                                  2,069,761
    1,400   Credicorp                                                    104,482
   10,800   Cullen/Frost Bankers                                         554,256
      500   Diamond Hill Investment Group                                 29,370
   20,800   DiamondRock Hospitality                                      169,312
   40,518   Discover Financial Services                                  554,286
    9,200   Equity Residential                                           294,860
   21,300   Federated Investors, Class B                                 540,594
    4,800   First Financial Holdings                                      56,592
    5,900   FirstMerit                                                   120,891
   10,300   Franklin Resources                                         1,020,009
   23,523   Goldman Sachs Group                                        3,498,341
    1,500   Great Southern Bancorp                                        33,705
    5,400   Hatteras Financial                                           147,906
   22,500   Horace Mann Educators                                        269,775
   51,753   Host Hotels & Resorts                                        548,582
   28,000   HRPT Properties Trust                                        186,760
   34,300   Hudson City Bancorp                                          455,161
  170,363   JPMorgan Chase                                             6,633,935
   28,000   MFA Financial                                                206,080
    3,900   Morgan Stanley                                               104,442
    7,100   NGP Capital Resources                                         54,244
   29,500   Oriental Financial Group                                     335,710
    5,700   Park National                                                312,360
    3,300   PNC Financial Services Group                                 182,919

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
   33,000   Protective Life                                              556,050
   18,100   Raymond James Financial                                      458,111
   17,563   Simon Property Group                                       1,264,536
   10,400   StanCorp Financial Group                                     446,992
    5,400   SVB Financial Group (1)                                      234,306
   10,700   T. Rowe Price Group                                          530,934
    8,681   Travelers                                                    439,866
   10,400   Trustmark                                                    237,120
   41,651   U.S. Bancorp                                               1,044,607
   19,200   Unitrin                                                      416,640
   40,700   Unum Group                                                   796,499
   13,500   Waddell & Reed Financial, Class A                            422,955
  205,272   Wells Fargo                                                5,835,883
    9,000   Willis Group Holdings                                        236,070
   12,400   Wilshire Bancorp                                             114,204
                                                                    ------------
                                                                      47,331,498
            HEALTH CARE -- 12.1%
   49,433   Abbott Laboratories                                        2,616,983
   26,213   Aetna                                                        785,604
   37,302   AmerisourceBergen                                          1,016,852
   53,326   Amgen (1)                                                  3,118,504
      800   Atrion                                                       112,936
   29,472   Baxter International                                       1,697,293
  100,471   Bristol-Myers Squibb                                       2,447,474
   24,300   Cardinal Health                                              803,601
    5,000   Catalyst Health Solutions (1)                                196,650
    8,800   Cerner (1)                                                   665,720
   11,362   DaVita (1)                                                   678,993
   12,800   Dynavax Technologies (1)                                      18,688
   53,561   Eli Lilly                                                  1,885,347
   18,362   Express Scripts (1)                                        1,539,837
   13,194   Genzyme (1)                                                  715,906
   16,802   Gilead Sciences (1)                                          811,033
   20,800   Hospira (1)                                                1,053,312
   18,400   Incyte (1)                                                   196,512
  115,384   Johnson & Johnson                                          7,253,038
   58,500   Keryx Biopharmaceuticals (1)                                 152,685
   13,900   Laboratory Corp. of America Holdings (1)                     988,290
   13,700   LifePoint Hospitals (1)                                      410,726
    8,600   Martek Biosciences (1)                                       185,244
   19,803   McKesson                                                   1,164,813
    4,600   Medco Health Solutions (1)                                   282,808
   16,300   Medicis Pharmaceutical, Class A                              376,693
    6,900   Mednax (1)                                                   392,334
   52,503   Medtronic                                                  2,251,854
  121,407   Merck                                                      4,635,319
   24,200   PDL BioPharma                                                154,880
  246,447   Pfizer                                                     4,598,701
    7,000   Quality Systems                                              360,780
   18,200   Quest Diagnostics                                          1,013,194
    4,400   Regeneron Pharmaceuticals (1)                                117,304
    3,300   ResMed (1)                                                   168,762
   25,199   Stryker                                                    1,308,332
    2,600   US Physical Therapy (1)                                       40,716
    7,700   Varian Medical Systems (1)                                   387,233
    5,400   Vermillion (1)                                               130,950
   15,608   Waters (1)                                                   889,344
   20,000   Zimmer Holdings (1)                                        1,126,400
                                                                    ------------
                                                                      48,751,645

  Shares                                                               Value $
---------                                                           ------------
            INDUSTIALS -- 10.0%
   18,035   3M                                                         1,451,637
   20,500   Apogee Enterprises                                           282,080
    7,900   Atlas Air Worldwide Holdings (1)                             289,693
    2,300   Boeing                                                       139,380
   36,208   Caterpillar                                                1,891,506
   10,618   CH Robinson Worldwide                                        601,298
   16,617   Cooper Industries                                            712,869
   31,166   CSX                                                        1,335,775
   30,200   Deere                                                      1,508,490
   15,200   Dover                                                        651,776
   17,800   EMCOR Group (1)                                              428,268
    9,579   Flowserve                                                    863,738
   21,600   Fluor                                                        979,344
   26,347   General Dynamics                                           1,761,297
  464,789   General Electric                                           7,473,807
   16,200   Goodrich                                                   1,002,942
   17,600   Graham                                                       279,488
   50,691   Honeywell International                                    1,958,701
    5,700   Hubbell, Class B                                             245,442
   13,800   ITT                                                          666,678
   19,700   John Bean Technologies                                       324,853
   12,376   Joy Global                                                   566,078
    2,400   K-Tron International (1)                                     356,928
    8,200   McGrath Rentcorp                                             172,774
   17,393   Norfolk Southern                                             818,514
   12,000   Precision Castparts                                        1,263,000
   10,100   Raven Industries                                             288,658
    6,300   Snap-On                                                      257,544
    6,941   Stanley Works                                                355,726
    6,300   SYKES Enterprises (1)                                        151,074
   10,900   Toro                                                         424,555
   31,900   Union Pacific                                              1,929,950
   34,364   United Parcel Service, Class B                             1,985,208
   48,095   United Technologies                                        3,245,451
    2,800   Valmont Industries                                           194,488
    3,400   VSE                                                          172,278
   31,300   Waste Management                                           1,003,165
   11,900   Woodward Governor                                            302,617
    9,632   WW Grainger                                                  956,265
                                                                    ------------
                                                                      39,293,335
            INFORMATION TECHNOLOGY -- 17.1%
   36,900   3Com (1)                                                     274,905
   22,100   ADC Telecommunications (1)                                   117,351
    9,100   Adobe Systems (1)                                            293,930
    8,600   Altera                                                       183,352
   18,400   Amphenol, Class A                                            733,056
    7,000   Analog Devices                                               188,720
    3,485   AOL (1)                                                       83,535
   33,539   Apple (1)                                                  6,443,513
   32,667   Automatic Data Processing                                  1,332,487
    5,200   Black Box                                                    142,948
  188,685   Cisco Systems (1)                                          4,239,752
   15,712   Computer Sciences (1)                                        806,026
    9,200   Daktronics                                                    71,852
  100,499   Dell (1)                                                   1,296,437
   67,900   eBay (1)                                                   1,563,058
  112,700   EMC (1)                                                    1,878,709
    3,900   Equinix (1)                                                  375,297

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
    8,349   Google, Class A (1)                                        4,420,128
    7,467   Harris                                                       320,484
    8,700   Hewitt Associates, Class A (1)                               343,476
  105,133   Hewlett-Packard                                            4,948,610
    1,200   Hughes Communications (1)                                     31,068
    9,500   iGate                                                         95,950
   10,400   Infosys Technologies ADR                                     539,864
  249,674   Intel                                                      4,843,676
    7,400   InterDigital (1)                                             183,446
   55,894   International Business Machines                            6,840,867
   29,100   Kopin (1)                                                    119,601
   12,000   Manhattan Associates (1)                                     251,640
    2,100   Mantech International, Class A (1)                           100,611
      600   Mastercard, Class A                                          149,940
    3,000   MAXIMUS                                                      143,580
   15,900   Micrel                                                       118,773
  333,050   Microsoft                                                  9,385,349
   28,700   ModusLink Global Solutions (1)                               291,305
    4,000   Multi-Fineline Electronix (1)                                 95,480
   32,800   NCR (1)                                                      392,616
  181,381   Oracle                                                     4,182,646
   19,000   QLogic (1)                                                   326,610
   46,877   QUALCOMM                                                   1,837,109
   19,500   Quest Software (1)                                           335,790
   14,000   Sapient (1)                                                  108,500
    9,700   Skyworks Solutions (1)                                       123,093
    8,600   Sybase (1)                                                   349,762
    8,400   Tech Data (1)                                                342,300
   16,900   TeleTech Holdings (1)                                        321,776
   24,700   Teradata (1)                                                 690,859
   21,200   Tessera Technologies (1)                                     364,004
   72,922   Texas Instruments                                          1,640,745
   32,832   Total System Services                                        469,826
    6,900   TTM Technologies (1)                                          71,415
   11,200   Unisys (1)                                                   323,568
   60,800   UTStarcom (1)                                                131,328
    5,800   Visa                                                         475,774
    1,400   VMware, Class A (1)                                           63,574
   24,348   Western Digital (1)                                          924,980
   13,100   Wright Express (1)                                           384,616
   99,900   Xerox                                                        871,128
   24,800   Xilinx                                                       584,784
                                                                    ------------
                                                                      68,565,579
            MATERIALS -- 2.1%
    1,800   Airgas                                                        76,068
    7,000   AMCOL International                                          175,910
    7,800   Arch Chemicals                                               218,088
    2,582   CF Industries Holdings                                       239,764
   16,700   Dow Chemical                                                 452,403
   58,400   EI du Pont de Nemours                                      1,904,424
   46,600   Huntsman                                                     568,054
   13,100   Innophos Holdings                                            256,236
    9,500   Kaiser Aluminum                                              333,925
    9,514   Lubrizol                                                     701,087
   11,440   Monsanto                                                     868,067
    7,600   Mosaic                                                       406,676
    3,800   NewMarket                                                    342,836
    3,042   Nucor                                                        124,114
    6,900   Packaging Corp of America                                    152,076

  Shares                                                               Value $
---------                                                           ------------
    6,800   PPG Industries                                               399,024
    1,900   Praxair                                                      143,108
   13,881   Reliance Steel & Aluminum                                    565,512
   17,800   RPM International                                            332,860
    7,472   Terra Industries                                             236,115
    2,700   Walter Energy                                                175,284
                                                                    ------------
                                                                       8,671,631
            TELECOMMUNICATION SERVICES -- 2.8%
  252,239   AT&T                                                       6,396,781
   23,900   CenturyTel                                                   812,839
    3,500   Millicom International Cellular (1)                          249,620
  122,330   Verizon Communications                                     3,598,949
                                                                    ------------
                                                                      11,058,189
            UTILITIES -- 3.2%
   78,400   AES (1)                                                      990,192
    2,800   Amerigas Partners LP                                         110,684
   28,000   Centerpoint Energy                                           390,600
   29,700   CMS Energy                                                   450,549
   27,260   Consolidated Edison                                        1,192,352
   15,600   DPL                                                          418,704
   11,547   Edison International                                         384,746
   47,771   Emerson Electric                                           1,984,407
    3,500   Energen                                                      153,825
   34,800   Exelon                                                     1,587,576
   20,600   FPL Group                                                  1,004,456
   10,000   Integrys Energy Group                                        418,500
   26,138   MDU Resources Group                                          575,559
   19,537   PG&E                                                         825,243
   11,400   Sempra Energy                                                578,550
   34,208   Southern                                                   1,094,656
   19,600   Xcel Energy                                                  407,288
                                                                    ------------
                                                                      12,567,887
                                                                    ------------
            Total United States                                      359,962,787
                                                                    ------------
            TOTAL COMMON STOCK
                (Cost $393,275,839)                                  378,337,748
                                                                    ------------
            RIGHTS -- 0.0%
            UNITED STATES -- 0.0%
    7,363   Fresenius Kabi Pharmaceuticals Holding,
               Expires 06/30/11 (1)
               (Cost $7,363)                                               1,841
                                                                    ------------
            SHORT-TERM INVESTMENT (2) -- 1.4%
5,592,433   JPMorgan Prime Money Market
               Fund, 0.030%
               (Cost $5,592,433)                                       5,592,433
                                                                    ------------
            TOTAL INVESTMENTS -- 95.9%
               (Cost $398,875,635) *                                 383,932,022
                                                                    ------------
            OTHER ASSETS LESS
               LIABILITES -- 4.1%                                     16,481,024
                                                                    ------------
            NET ASSETS -- 100.0%                                    $400,413,046
                                                                    ============

SCHRODER NORTH AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

* At January 31, 2010, the tax basis cost of the Fund's investments was $398,875,635, and the unrealized appreciation and depreciation were $24,087,589 and $(39,031,202), respectively.

(1)  Denotes non-income producing security.

(2)  The rate shown represents the 7-day current yield as of January 31, 2010.

ADR -- American Depositary Receipt
CAD -- Canadian Dollar
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
S&P -- Standard & Poor's
USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

FUTURES CONTRACTS -- The Fund had the following futures contracts outstanding as of January 31, 2010:

                   NUMBER                                    NET
                    OF                     EXPIRATION    UNREALIZED
                 CONTRACTS      VALUE         DATE      DEPRECIATION
                 ---------   -----------   ----------   ------------
LONG:
S&P 500 E-Mini      370      $20,176,073   March 2010    $(373,673)
                                                         =========

FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund had the following forward foreign currency contracts outstanding as of January 31, 2010:

                                                          NET
                                                      UNREALIZED
                     CURRENCY         CURRENCY       APPRECIATION
SETTLEMENT DATE     TO DELIVER       TO RECEIVE     (DEPRECIATION)
---------------   --------------   --------------   --------------
2/5/10-3/5/10     CAD 40,739,830   USD 38,483,107      $387,154
                                                       ========

SCHRODER FUNDS

FAIR VALUE MEASUREMENTS
JANUARY 31, 2010 (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Schroder North American Equity Fund's investments carried at value:

SCHRODER NORTH AMERICAN EQUITY FUND           LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
-----------------------------------------   ------------   --------   -------   ------------
   INVESTMENTS IN SECURITIES
      Common Stock
          Bahamas                           $    302,784   $     --     $--     $    302,784
                                            ------------   --------     ---     ------------
          Bermuda                              1,749,411         --      --        1,749,411
                                            ------------   --------     ---     ------------
          Canada                              15,654,337         --      --       15,654,337
                                            ------------   --------     ---     ------------
          Cayman Islands                         668,429         --      --          668,429
                                            ------------   --------     ---     ------------
          United States
             Consumer Discretionary           37,688,823         --      --       37,688,823
             Consumer Staples                 44,695,162         --      --       44,695,162
             Energy                           41,339,038         --      --       41,339,038
             Financials                       47,331,498         --      --       47,331,498
             Health Care                      48,751,645         --      --       48,751,645
             Industrials                      39,293,335         --      --       39,293,335
             Information Technology           68,565,579         --      --       68,565,579
             Materials                         8,671,631         --      --        8,671,631
             Telecommunication Services       11,058,189         --      --       11,058,189
             Utilities                        12,567,887         --      --       12,567,887
                                            ------------   --------     ---     ------------
                                             359,962,787         --      --      359,962,787
      Rights
          United States                            1,841         --      --            1,841
                                            ------------   --------     ---     ------------
      Short-Term Investment                    5,592,433         --      --        5,592,433
                                            ------------   --------     ---     ------------
   Total Investments in Securities          $383,932,022   $     --     $--     $383,932,022
                                            ------------   --------     ---     ------------
   OTHER FINANCIAL INSTRUMENTS
      Forwards -- Unrealized Appreciation   $         --   $387,154     $--     $    387,154
      Forwards -- Unrealized Depreciation             --         --      --               --
      Futures -- Unrealized Appreciation              --         --      --               --
      Futures -- Unrealized Depreciation        (373,673)        --      --         (373,673)
                                            ------------   --------     ---     ------------
   Total Other Financial Instruments        $   (373,673)  $387,154     $--     $     13,481
                                            ------------   --------     ---     ------------

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from November 1, 2009 through January 31, 2010 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Schroder Global Series Trust


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: March 29, 2010


By (Signature and Title)*               /s/ Alan M. Mandel
                                        ----------------------------------------
                                        Alan M. Mandel
                                        Treasurer and Chief Financial Officer

Date: March 29, 2010

* Print the name and title of each signing officer under his or her signature.